UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22884

                         The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Third Quarter Report — September 30, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) total return of The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) was 6.3%, compared with a total return of 5.4% for the Morgan Stanley Capital International (“MSCI”) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 6.5%. The Fund’s NAV per share was $15.16, while the price of the publicly traded shares closed at $13.16 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)				Since
	Quarter	1 Year	2 Year	Inception (06/23/14)
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	6.31%	19.76%	14.47%	7.71%
Investment Total Return (c)	6.47	23.22	15.82	3.21
MSCI World SMID Cap Index	5.41	18.30	15.65	10.79 (d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $12.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions paid. Since inception return is based on an initial offering price of $12.00.

(d)	From June 30, 2014, the date closest to the Fund’s inception for which data are available.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 89.3%
	Aerospace — 2.0%
12,000	Aerojet Rocketdyne Holdings Inc.†	$420,120
113,000	BBA Aviation plc	451,836
16,500	Kaman Corp.	920,370
100,000	Rolls-Royce Holdings plc	1,188,578

		2,980,904

	Automotive — 2.5%
4,500	Ferrari NV	497,160
72,000	Navistar International Corp.†	3,173,040

		3,670,200

	Automotive: Parts and Accessories — 3.4%
382	Adient plc	32,084
47,500	Brembo SpA	803,924
87,000	Dana Inc.	2,432,520
50,000	Federal-Mogul Holdings Corp.†(a)	500,000
4,000	Linamar Corp.	244,087
13,000	Modine Manufacturing Co.†	250,250
6,400	Visteon Corp.†	792,128

		5,054,993

	Aviation:Parts and Services — 1.9%
5,000	Arconic Inc.	124,400
1,000	Curtiss-Wright Corp.	104,540
13,000	KLX Inc.†	688,090
11,056	Orbital ATK Inc.	1,472,217
3,000	Rockwell Collins Inc.	392,130

		2,781,377

	Broadcasting — 1.1%
8,000	Beasley Broadcast Group Inc., Cl. A	93,600
9,000	Discovery Communications Inc., Cl. A†	191,610
6,000	Entravision Communications Corp., Cl. A	34,200
17,000	Grupo Televisa SAB, ADR	419,390
200,000	ITV plc	468,195
500	Liberty Broadband Corp., Cl. A†	47,090
1,603	Liberty Broadband Corp., Cl. C†	152,766
2,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	83,800
32,392	Sirius XM Holdings Inc.	178,804

		1,669,455

	Building and Construction — 0.5%
11,400	Armstrong Flooring Inc.†	179,550
500	Bouygues SA	23,727
4,000	GCP Applied Technologies Inc.†	122,800
10,505	Johnson Controls International plc	423,246

		749,323

	Business Services — 4.9%
3,000	Aramark	121,830
16,009	Ascent Capital Group Inc., Cl. A†	208,757

Shares		Market Value

3,000	Core-Mark Holding Co. Inc.	$96,420
1,000	Diebold Nixdorf AG	84,033
41,000	Diebold Nixdorf Inc.	936,850
9,000	Donnelley Financial Solutions, Inc.†	194,040
15,000	Fly Leasing Ltd., ADR†	210,300
23,000	Havas SA	251,475
37,000	Herc Holdings Inc.†	1,817,810
2,300	Iron Mountain Inc.	88,997
24,308	JCDecaux SA	910,149
5,500	Landauer Inc.	370,150
13,000	Loomis AB, Cl. B	516,655
9,800	Macquarie Infrastructure Corp.	707,364
4,000	Ströeer SE & Co KGaA	261,624
2,500	The Brink’s Co.	210,625
12,000	The Interpublic Group of Companies Inc.	249,480

		7,236,559

	Cable and Satellite — 3.0%
6,000	Altice NV, Cl. B†	119,844
1,000	AMC Networks Inc., Cl. A†	58,470
450	Cable One Inc.	324,954
5,000	Cogeco Communications Inc.	368,744
17,749	Liberty Global plc, Cl. A†	601,869
46,412	Liberty Global plc, Cl. C†	1,517,672
126	Liberty Global plc LiLAC, Cl. A†	2,994
500	Rogers Communications Inc., Cl. B	25,770
105,000	Sky plc	1,287,403
10,000	Videocon d2h Ltd., ADR†	89,000

		4,396,720

	Closed-End Business Development Company — 0.1%
13,000	MVC Capital Inc.	130,130

	Computer Hardware — 0.8%
92,000	Brocade Communications Systems Inc.	1,099,400

	Computer Software and Services — 1.3%
5,000	AVEVA Group plc	163,145
9,000	Blucora Inc.†	227,700
14,000	Carbonite Inc.†	308,000
500	Dell Technologies Inc., Cl. V†	38,605
24,000	Internap Corp.†	104,400
3,000	InterXion Holding NV†	152,790
4,000	Rocket Internet SE†	102,848
44,000	Silver Spring Networks Inc.†	711,480
2,000	Twitter Inc.†	33,740

		1,842,708

	Consumer Products — 4.6%
2,400	Church & Dwight Co. Inc.	116,280
4,000	Coty Inc., Cl. A	66,120
200	dormakaba Holding AG	203,955
11,000	Edgewell Personal Care Co.†	800,470
6,400	Energizer Holdings Inc.	294,720

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
20,300	Hunter Douglas NV	$1,684,749
300	L’Oreal SA	63,787
13,268	Marine Products Corp.	212,951
600	Nintendo Co. Ltd., ADR	27,570
1,500	Salvatore Ferragamo SpA	42,105
47,000	Scandinavian Tobacco Group A/S	833,814
6,000	Shiseido Co. Ltd.	240,053
63,000	Swedish Match AB	2,209,861

		6,796,435

	Consumer Services — 0.5%
58,000	AA plc	131,735
3,000	Allegion plc	259,410
16,000	Ashtead Group plc	385,705

		776,850

	Diversified Industrial — 2.6%
17,308	Ampco-Pittsburgh Corp.	301,159
2,500	Crane Co.	199,975
7,000	EnPro Industries Inc.	563,710
10,000	Griffon Corp.	222,000
4,000	Haynes International Inc.	143,640
1,500	Jardine Matheson Holdings Ltd.	95,040
2,000	Jardine Strategic Holdings Ltd.	86,400
1,300	K2M Group Holdings Inc.†	27,573
24,000	Myers Industries Inc.	502,800
5,000	Raven Industries Inc.	162,000
5,000	Smiths Group plc	105,659
4,200	Sulzer AG.	496,184
36,000	Toray Industries Inc.	349,202
10,000	Tredegar Corp.	180,000
5,500	Wartsila OYJ Abp	389,375

		3,824,717

	Educational Services — 0.0%
10,000	Universal Technical Institute Inc.†	34,700

	Electronics — 1.7%
3,000	Agilent Technologies Inc.	192,600
7,000	Datalogic SpA	246,295
1,000	Dolby Laboratories Inc., Cl. A	57,520
44,000	Sony Corp., ADR	1,642,960
15,000	Sparton Corp.†	348,150

		2,487,525

	Energy and Utilities: Electric — 2.0%
31,200	Algonquin Power & Utilities Corp.	329,816
5,500	El Paso Electric Co.	303,875
7,500	Fortis Inc.	269,165
41,000	Westar Energy Inc.	2,033,600

		2,936,456

Shares		Market Value

	Energy and Utilities: Integrated — 0.5%
15,000	Hawaiian Electric Industries Inc.	$500,550
85,000	Hera SpA	267,226

		767,776

	Energy and Utilities: Natural Gas — 0.9%
12,000	National Fuel Gas Co.	679,320
1,200	Southwest Gas Holdings Inc.	93,144
92,000	Weatherford International plc†	421,360
22,000	Whiting Petroleum Corp.†	120,120

		1,313,944

	Energy and Utilities: Services — 0.2%
6,500	Dril-Quip Inc.†	286,975
3,000	Forum Energy Technologies Inc.†	47,700

		334,675

	Energy and Utilities: Water — 0.9%
60,600	Beijing Enterprises Water Group Ltd.	48,796
1,400	Consolidated Water Co. Ltd.	17,920
17,000	Mueller Water Products Inc., Cl. A	217,600
35,500	Severn Trent plc	1,033,694

		1,318,010

	Entertainment — 1.0%
19,000	Borussia Dortmund GmbH & Co. KGaA	184,139
36,000	Entertainment One Ltd.	124,459
3,000	Liberty Media Corp.- Liberty Braves, Cl. A†	76,110
7,000	Liberty Media Corp.- Liberty Braves, Cl. C†	176,890
6,000	Manchester United plc, Cl. A	108,000
5,000	National CineMedia Inc.	34,900
1,900	The Madison Square Garden Co, Cl. A†	406,790
13,000	Vivendi SA	329,110

		1,440,398

	Environmental Services — 0.9%
3,500	Stericycle Inc.†	250,670
6,000	Tomra Systems ASA	90,024
13,972	Waste Connections Inc.	977,481

		1,318,175

	Equipment and Supplies — 1.9%
2,400	A.O. Smith Corp.	142,632
10,000	Flowserve Corp.	425,900
4,500	Graco Inc.	556,605
19,000	Interpump Group SpA	591,041
30,000	Mueller Industries Inc.	1,048,500

		2,764,678

	Financial Services — 7.1%
350	Alleghany Corp.†	193,903
30,000	Bankrate Inc.†	418,500
600	Biglari Holdings Inc.†	199,974
4,000	Boulevard Acquisition Corp. II†	40,000

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
1,250	Credit Acceptance Corp.†	$350,213
10,000	FCB Financial Holdings Inc., Cl. A†	483,000
30,860	Fifth Street Finance Corp.	168,804
53,000	FinecoBank Banca Fineco SpA	469,803
32,000	Flushing Financial Corp.	951,040
82,000	GAM Holding AG	1,270,202
1,000	Groupe Bruxelles Lambert SA	105,189
32,000	H&R Block Inc.	847,360
38,000	Kinnevik AB, Cl. A	1,343,663
53,000	Kinnevik AB, Cl. B	1,728,296
55,000	Nets A/S†	1,423,863
10,000	Nordnet AB, Cl. B†(a)	46,655
11,000	Ocelot Partners Ltd.†	107,910
64,000	Resona Holdings Inc.	328,745

		10,477,120

	Food and Beverage — 16.8%
5,000	Arcus ASA	27,246
10,000	Bob Evans Farms Inc.	775,100
7,000	Britvic plc	70,866
280	Chocoladefabriken Lindt & Spruengli AG	1,597,563
46,000	Chr. Hansen Holding A/S	3,945,205
6,000	Coca-Cola Amatil Ltd.	36,380
3,000	Coca-Cola HBC AG	101,505
110,000	Cott Corp.	1,651,100
321,000	Davide Campari-Milano SpA	2,329,441
3,000	Dean Foods Co.	32,640
1,400	Diageo plc, ADR	184,982
2,000	Fevertree Drinks plc	58,611
1,500	Fomento Economico Mexicano SAB de CV, ADR	143,295
15,000	Greencore Group plc	39,436
1,000	Heineken Holding NV	93,961
4,500	International Flavors & Fragrances Inc.	643,095
5,000	Inventure Foods Inc.†	23,450
39,000	ITO EN Ltd.	1,315,308
600	J & J Snack Foods Corp.	78,780
12,000	Kameda Seika Co. Ltd.	530,016
9,500	Kerry Group plc, Cl. A	918,449
43,200	Kikkoman Corp.	1,328,345
150,800	Maple Leaf Foods Inc.	4,110,365
12,500	Massimo Zanetti Beverage Group SpA	128,531
135,000	Parmalat SpA	494,622
11,000	Post Holdings Inc.†	970,970
550,000	Premier Foods plc†	309,539
5,000	Remy Cointreau SA	592,129
2,000	Snyder’s-Lance Inc.	76,280
1,800	Symrise AG	136,729
400	The J.M. Smucker Co.	41,972
9,000	Treasury Wine Estates Ltd.	96,646
1,000	TreeHouse Foods Inc.†	67,730
35,000	Tsingtao Brewery Co. Ltd., Cl. H	133,967

Shares		Market Value

215,000	Vitasoy International Holdings Ltd.	$478,903
16,000	Yakult Honsha Co. Ltd.	1,153,166

		24,716,323

	Health Care — 7.6%
69,500	AdCare Health Systems Inc.†	63,245
14,000	Akorn Inc.†	464,660
20,000	Alere Inc.†	1,019,800
200	Bio-Rad Laboratories Inc., Cl. A†	44,444
300	Bio-Rad Laboratories Inc., Cl. B†	66,690
50,000	BioScrip Inc.†	137,500
9,000	Cardiovascular Systems Inc.†	253,350
1,000	Charles River Laboratories International Inc.†	108,020
3,000	Draegerwerk AG & Co. KGaA	252,452
71,000	Endo International plc†	608,115
8,000	Envision Healthcare Corp.†	359,600
10,000	Evolent Health Inc., Cl. A†	178,000
4,000	Gerresheimer AG	309,609
1,500	ICU Medical Inc.†	278,775
4,000	Idorsia Ltd.†	71,462
70,000	InfuSystems Holdings Inc.†	143,500
10,000	Innate Pharma SA†	121,499
8,000	Integer Holdings Corp.†	409,200
33,300	Kindred Healthcare Inc.	226,440
17,500	Kite Pharma Inc.†	3,146,675
2,000	Ligand Pharmaceuticals Inc.†	272,300
6,000	Mallinckrodt plc†	224,220
4,000	Medivir AB, Cl. B†	35,114
15,000	NeoGenomics Inc.†	166,950
5,000	Orthofix International NV†	236,250
5,000	PAREXEL International Corp.†	440,400
7,000	Patterson Cos., Inc.	270,550
8,800	SurModics Inc.†	272,800
1,500	The Cooper Companies Inc.	355,665
10,000	Valeant Pharmaceuticals International Inc.†	143,300
15,000	VWR Corp.†	496,650
1,000	Zoetis Inc.	63,760

		11,240,995

	Hotels and Gaming — 2.4%
8,819	International Game Technology plc	216,506
866,250	Mandarin Oriental International Ltd.	1,888,425
2,000	MGM Resorts International	65,180
250,000	NYX Gaming Group Ltd.†	472,851
8,000	Ryman Hospitality Properties Inc.	499,920
225,000	The Hongkong & Shanghai Hotels Ltd.	375,595

		3,518,477

	Machinery — 4.0%
4,000	Astec Industries Inc.	224,040
300	Bucher Industries AG	106,728
163,531	CNH Industrial NV, Borsa Italiana	1,963,686
230,000	CNH Industrial NV, New York	2,762,300

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Machinery (Continued)
13,000	Xylem Inc.	$814,190

		5,870,944

	Manufactured Housing and Recreational Vehicles — 0.2%
2,000	Cavco Industries Inc.†	295,100

	Media — 0.5%
17,500	Tribune Media Co., Cl. A	715,050

	Metals and Mining — 0.3%
3,000	Allegheny Technologies Inc.†	71,700
30,000	Cameco Corp.	290,100

		361,800

	Publishing — 0.7%
1,250	Graham Holdings Co., Cl. B	731,375
2,000	Meredith Corp.	111,000
5,323	The E.W. Scripps Co., Cl. A†	101,723
3,000	Time Inc.	40,500

		984,598

	Real Estate — 0.3%
3,000	Forest City Realty Trust Inc., Cl. A	76,530
11,001	Griffin Industrial Realty Inc.	399,886

		476,416

	Retail — 2.8%
7,500	AutoNation Inc.†	355,950
10,500	Avis Budget Group Inc.†	399,630
2,900	Fnac Darty†	279,101
2,500	FTD Companies Inc.†	32,600
70,000	Hertz Global Holdings Inc.†	1,565,200
80,000	Jimmy Choo plc†	246,024
10,000	Macy’s Inc.	218,200
15,000	MarineMax Inc.†	248,250
4,000	Movado Group Inc.	112,000
1,200	Murphy USA Inc.†	82,800
4,000	Penske Automotive Group Inc.	190,280
25,000	Rite Aid Corp.†	49,000
2,000	Sally Beauty Holdings Inc.†	39,160
6,000	United Natural Foods Inc.†	249,540

		4,067,735

	Semiconductors — 0.4%
5,000	NXP Semiconductors NV†	565,450

	Specialty Chemicals — 2.0%
6,200	Ashland Global Holdings Inc.	405,418
7,000	H.B. Fuller Co.	406,420
18,000	Huntsman Corp.	493,560
50,000	Platform Specialty Products Corp.†	557,500
2,000	Sensient Technologies Corp.	153,840
12,000	SGL Carbon SE†	202,884
2,000	Takasago International Corp.	68,785

Shares		Market Value

700	Treatt plc	$4,324
30,021	Valvoline Inc.	703,992

		2,996,723

	Telecommunications — 1.7%
500	BCE Inc.	23,415
40,000	Communications Systems Inc.	167,200
11,000	Gogo Inc.†	129,910
6,000	Harris Corp.	790,080
6,000	Hellenic Telecommunications Organization SA, ADR	36,360
8,500	Loral Space & Communications Inc.†	420,750
100,000	Pharol SGPS SA†	44,203
33,000	Telekom Austria AG	299,344
21,000	Vodafone Group plc, ADR	597,660

		2,508,922

	Transportation — 0.5%
12,500	GATX Corp.	769,500

	Wireless Communications — 2.8%
59,000	Millicom International Cellular SA, SDR	3,893,541
4,500	United States Cellular Corp.†	159,300

		4,052,841

	TOTAL COMMON STOCKS	131,344,102

	PREFERRED STOCKS — 0.4%
	Financial Services — 0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	350,920

	Health Care — 0.2%
15,000	AdCare Health Systems Inc., 10.875%, Ser. A	324,075

	TOTAL PREFERRED STOCKS	674,995

	RIGHTS — 0.0%
	Health Care — 0.0%
12,000	Dyax Corp., CVR†(a)	13,320
1,500	Tobira Therapeutics Inc.†(a)	90

	TOTAL RIGHTS	13,410

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 10.3%
$15,137,000	U.S. Treasury Bills,
	0.972% to 1.184%††,
	10/26/17 to 12/21/17	15,111,535

	TOTAL INVESTMENTS — 100.0% (Cost $121,799,158)	$147,144,042

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Market Value

Aggregate tax cost	$122,863,747

Gross unrealized appreciation	$29,043,721
Gross unrealized depreciation	(4,763,426)

Net unrealized appreciation/depreciation	$24,280,295

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value

United States	52.0%	$76,469,476
Europe	33.2	48,875,648
Canada	5.8	8,557,802
Japan	4.8	6,984,149
Latin America	3.4	5,046,475
Asia/Pacific	0.8	1,210,492

Total Investments	100.0%	$147,144,042

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Automotive: Parts and Accessories	$ 4,554,993	—	$500,000	$ 5,054,993
Financial Services	10,430,465	—	46,655	10,477,120
Health Care	11,174,305	$ 66,690	—	11,240,995
Other Industries (a)	104,570,994	—	—	104,570,994
Total Common Stocks	130,730,757	66,690	546,655	131,344,102
Preferred Stocks (a)	—	674,995	—	674,995
Rights (a)	—		13,410	13,410
U.S. Government Obligations	—	15,111,535	—	15,111,535
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$130,730,757	$15,853,220	$560,065	$147,144,042

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately 2 basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

  GABELLI.COM

TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Executive Chairman,	Secretary & Vice President
Associated Capital Group Inc.	Agnes Mullady
Vice President
Anthony J. Colavita President,	John C. Ball
Anthony J. Colavita, P.C.	Treasurer
James P. Conn	Richard J. Walz
Former Managing Director &	Chief Compliance Officer
Chief Investment Officer,
Financial Security Assurance	Camillo Schmidt-Chiari
Holdings Ltd.	Assistant Vice President & Ombudsman
Kevin V. Dreyer Managing Director, GAMCO Investors, Inc.	INVESTMENT ADVISER
Gabelli Funds, LLC
Frank J. Fahrenkopf, Jr.	One Corporate Center
Former President & Chief Executive Officer, American Gaming Association	Rye, New York 10580-1422
CUSTODIAN

State Street Bank and Trust
Kuni Nakamura	Company
President,
Advanced Polymer, Inc.	COUNSEL
Salvatore J. Zizza	Skadden, Arps, Slate, Meagher &
Chairman,	Flom LLP
Zizza & Associates Corp.
TRANSFER AGENT AND
REGISTRAR
Computershare Trust Company, N.A.
GGZ Q3/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/28/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 11/28/2017

* Print the name and title of each signing officer under his or her signature.